SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

EVERGREEN GLOBAL AND INTERNATIONAL FUNDS

I.          Evergreen Small-Mid Growth Fund and Evergreen Mid Cap Growth Fund (each a “Fund”)

Effective immediately, Robert Junkin, CPA, Kenneth J. Doerr, Lori S. Evans and Julian J. Johnson are added as portfolio managers of each Fund. Effective May 14, 2008, the co-lead portfolio managers of each Fund are Messrs. Junkin and Doerr and the portfolio managers of each Fund are Mses. Evans and Johnson.

Mr. Junkin, CPA, is a Managing Director and Senior Portfolio Manager with EIMC’s Equity Management group. He has been with EIMC or one of its predecessors since 2007. Previously, he served as a portfolio manager for John Hancock Financial Services from 2003 to March 2007 and as an investment analyst and portfolio manager for Pioneer Investments from 1997 through 2002.

Mr. Doerr is a Director and Senior Equity Analyst with the Quantitative Research and Risk Management team of EIMC’s Equity Management group. He has been with EIMC or one of its predecessors since 2006. Previously, Mr. Doerr served as Founding Partner and CIO of Trilene Endeavour Partners from 2005 to 2006, as Portfolio Manager with 2100 Capital Group from 2004 to 2005 and as a Senior Vice President and Portfolio Manager with Putnam Investments from 2000 to 2003.

Ms. Evans is a Director and Senior Analyst with the Small/Mid Cap Growth team of EIMC’s Equity Management group. She has been with EIMC or one of its predecessor firms since 1988.

Ms. Johnson is a Director and Senior Analyst with the Small/Mid Cap Growth team of EIMC’s Equity Management group. She has been with EIMC or one of its predecessor firms since 1995.

The sections of each Fund’s prospectus entitled "Fund Facts" and "The Funds' Portfolio Managers" are revised accordingly.

II.        Evergreen Global Opportunities Fund (the “Fund”)

Effective immediately, James M. Tringas, CFA is added as a portfolio manager of the Fund. Effective May 14, 2008, the portfolio managers of the Fund are Mr. Tringas and Francis X. Claro.

Currently, Mr. Tringas is a Senior Portfolio Manager and Managing Director with the Value Equity Unit at EIMC. He has been with EIMC or one of its predecessors since 1994.

The sections of the Fund’s prospectuses entitled "Fund Facts" and "The Funds' Portfolio Managers" are revised accordingly.

May 7, 2008                                                                                                                                           582380 (5/08)